STOCKBASED COMPENSATION (Details) - Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants, Outstanding at the begining	7	7
Outstanding, ending period	7	7
Warrants, Vested	5
Weighted Average Exercise Price, Outstanding beginning	$ 13,125	$ 13,125
Weighted Average Exercise Price, Outstanding ending	13,125	$ 13,125
Weighted Average Exercise Price, Vested	$ 13,125
Weighted Average Life Remaining, Outstanding beginning		7 years 7 months 24 days
Weighted Average Life Remaining, Outstanding ending	5 years 7 months 20 days	6 years 7 months 24 days
Weighted Average Life Remaining, Vested	5 years 7 months 20 days